Deferred Exploration and Evaluation Expenditure (Tables)	12 Months Ended
Jun. 30, 2026
Deferred Exploration and Evaluation Expenditure [Abstract]
Schedule of Exploration and Evaluation Phases
	30 June 2026 $	30 June 2025 $
Exploration and evaluation phases:
Balance at beginning of year	39,712,591	35,213,542
Expenditure incurred	3,975,288	1,040,142
Transfer from accounting for investment in joint venture (note 13)	307,495,098	-
Foreign exchange movement	(7,225,925)	3,458,907
Balance at end of year	343,957,052	39,712,591